Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] $ in Thousands	12 Months Ended
Mar. 12, 2019 USD ($)
Statement [LineItems]
Opening Balance	$ 89,131
Cash flows	(28,100)
Non-cash changes amortization of debt issuance cost	360
Closing balance	$ 61,391